Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 18	$ 18	$ 17
Deferred Income Tax Expense (Benefit)	(10)	9	(19)
Income Tax Expense (Benefit)	8	27	(2)
Operating Loss Carryforwards	1,428	1,111	956
Interest Income, Securities, Taxable	526
Deferred Tax Assets, Operating Loss Carryforwards	1,049
Deferred Tax Assets, Valuation Allowance	9	28
Deferred Tax Assets, Net of Valuation Allowance, Current	12	13
Unrecognized Tax Benefits	1	1
Deferred Income Tax Expense (Benefit)	278
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(123)	(6)	43
(Loss) income before income taxes and losses from unconsolidated entities	(362)	(107)	(65)
Effective tax rate (percent)	35.00%
Estimate of tax obligation	98
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	0	0	0
Deferred Income Tax Expense (Benefit)	(7)	0	1
Income Tax Expense (Benefit)	(7)	0	1
Deferred Tax Assets, Net of Valuation Allowance, Current	7	12
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	1,049
GERMANY
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	193
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	(1)	0	1
Deferred Income Tax Expense (Benefit)	0	0	0
Income Tax Expense (Benefit)	(1)	0	1
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	19	18	16
Deferred Income Tax Expense (Benefit)	(3)	9	(20)
Income Tax Expense (Benefit)	16	27	(4)
Deferred Tax Assets, Net of Valuation Allowance, Current	2	2
JAPAN
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	120
THAILAND
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	47
Other Tax Carryforward, Name [Domain]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 19